Shareholder Report, Average Annual Return (Details) 190307_Amplify Transformational Data Sharing ETF_TF_TSR Annual {TF}	12 Months Ended	60 Months Ended	93 Months Ended
	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025
Amplify Transformational Data Sharing ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Amplify Transformational Data Sharing ETF NAV
Average Annual Return, Percent	89.20%	27.91%	20.92%
MSCI ACWI Net Total Return Index (USD) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Net Total Return Index (USD)
Average Annual Return, Percent	17.27%	13.54%	10.15%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	17.60%	16.47%	13.96%